Average Annual Total Returns		12 Months Ended	60 Months Ended	109 Months Ended		120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02% [1]	14.53% [1]	14.42%	[1],[2]	13.10%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	4.73%			5.20%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	7.29%			7.14%
Russell 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	24.51%	14.28%			12.87%
MSCI Emerging Markets Stock Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	7.50%	1.70%			3.64%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.12%	6.88%	7.11%	[2]
Cullen High Dividend Equity Fund - Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		9.15%	5.46%			6.71%
Cullen High Dividend Equity Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]	5.66%	2.15%			3.84%
Cullen High Dividend Equity Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.86%	3.39%			4.48%
Cullen High Dividend Equity Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.35%	4.68%			5.92%
Cullen High Dividend Equity Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.39%	5.74%			6.98%
Cullen International High Dividend Fund - Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		3.90%	4.46%			3.81%
Cullen International High Dividend Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[6]	2.42%	3.13%			2.51%
Cullen International High Dividend Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.87%	2.90%			2.37%
Cullen International High Dividend Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.20%	3.68%			3.04%
Cullen International High Dividend Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.11%	4.73%			4.08%
Cullen Small Cap Value Fund - Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		4.51%	8.44%			6.42%
Cullen Small Cap Value Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]	3.10%	6.37%			4.13%
Cullen Small Cap Value Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.45%	5.86%			4.02%
Cullen Small Cap Value Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.72%	7.62%			5.62%
Cullen Small Cap Value Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.81%	8.73%			6.69%
Cullen Value Fund - Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		9.35%	5.83%			7.49%
Cullen Value Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]	8.17%	2.58%			4.97%
Cullen Value Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.37%	3.30%			5.06%
Cullen Value Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.49%	5.04%			6.69%
Cullen Value Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.71%	6.10%			7.76%
Cullen Emerging Markets High Dividend Fund - Retail Class
Prospectus [Line Items]
Average Annual Return, Percent	[4]	9.22%	6.65%			5.32%
Cullen Emerging Markets High Dividend Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4],[9]	8.19%	5.22%			3.83%
Cullen Emerging Markets High Dividend Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	5.79%	4.52%			3.44%
Cullen Emerging Markets High Dividend Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	[4]	8.41%	5.87%			4.54%
Cullen Emerging Markets High Dividend Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	[4]	9.50%	6.92%			5.60%
Cullen Enhanced Equity Income Fund - Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		6.57%	5.81%	6.80%	[2]
Performance Inception Date				Dec. 15, 2015
Cullen Enhanced Equity Income Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]	4.35%	3.36%	4.29%	[2]
Cullen Enhanced Equity Income Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.09%	3.52%	4.26%	[2]
Cullen Enhanced Equity Income Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.85%	5.02%	6.01%	[2]
Performance Inception Date				Dec. 15, 2015
Cullen Enhanced Equity Income Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		6.87%	6.08%	7.07%	[2]
Performance Inception Date				Dec. 15, 2015

[1]	Per new regulatory requirements, the Fund’s regulatory broad-based securities market index is the S&P 500, which represents 500 of the largest companies listed on stock exchange in the United States.
[2]	The Enhanced Equity Income Fund commenced operations on December 15, 2015. The returns for the index have been calculated since the inception date of each class.
[3]	Per new regulatory requirements, the Fund’s regulatory broad-based securities market index is the Russell 1000® Index, which represents the overall U.S. equity market.
[4]	Return information for Class R6 shares will be shown in future prospectuses offering the Fund’s Class R6 shares after the shares have a full calendar year of return information to report.
[5]	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I and Class C shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[6]	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I and Class C shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[7]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[8]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[9]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C, Class I and Class R6 shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[10]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).